Federated Hermes Equity Advantage Fund
(formerly, Federated Equity Advantage Fund)
Portfolio of Investments
June 30, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—100.7%
		COMMUNICATION SERVICES—10.7%
		Media—10.7%
2,415	[1]	Altice USA, Inc.	$54,434
14,030	[1]	Emerald Holding, Inc.	43,213
29,180	[1]	Entercom Communication Corp.	40,268
4,605	[1]	iHeartMedia, Inc.	38,452
		TOTAL COMMUNICATION SERVICES	176,367
		CONSUMER DISCRETIONARY—21.7%
		Auto Components—9.8%
6,455	[1]	American Axle & Manufacturing Holdings, Inc.	49,058
5,725	[1]	Goodyear Tire & Rubber Co.	51,210
565	[1]	Lear Corp.	61,596
		TOTAL	161,864
		Hotels Restaurants & Leisure—10.1%
2,015	[1]	Boyd Gaming Corp.	42,114
2,630		MGM Resorts International	44,184
3,620	[1]	Red Rock Resorts, Inc.	39,494
2,135	[1]	Six Flags Entertainment Corp.	41,013
		TOTAL	166,805
		Textiles Apparel & Luxury Goods—1.8%
2,720		Hanesbrands, Inc.	30,709
		TOTAL CONSUMER DISCRETIONARY	359,378
		ENERGY—14.6%
		Oil Gas & Consumable Fuels—14.6%
2,055		Enviva Partners LP/Enviva Partners Finance Corp.	74,062
5,038		Parsley Energy, Inc.	53,806
2,715		Sunoco LP	61,983
8,110	[1]	WPX Energy. Inc.	51,742
		TOTAL ENERGY	241,593
		HEALTH CARE—0.1%
		Pharmaceuticals—0.1%
640	[1]	Mallinckrodt PLC	1,715
		INDUSTRIALS—2.9%
		Machinery—2.9%
1,505		Altra Holdings, Inc.	47,949
		INFORMATION TECHNOLOGY—14.1%
		Communications Equipment—4.0%
805	[1]	Lumentum Holdings, Inc.	65,551
		Electronic Equipment Instruments & Components—3.8%
5,345	[1]	TTM Technologies, Inc.	63,392
		Technology Hardware Storage & Peripherals—6.3%
1,415	[1]	Dell Technologies, Inc.	77,740
1,493	[1]	NCR Corp.	25,859
		TOTAL	103,599
		TOTAL INFORMATION TECHNOLOGY	232,542

Shares			Value
		COMMON STOCKS—continued
		MATERIALS—23.0%
		Chemicals—3.3%
2,875	[1]	Koppers Holdings, Inc.	$54,165
		Containers & Packaging—12.6%
465	[1]	Crown Holdings, Inc.	30,285
4,332		Graphic Packaging Holding Co.	60,605
6,502	[1]	O-I Glass, Inc.	58,388
2,069		WestRock Co.	58,470
		TOTAL	207,748
		Metals & Mining—7.1%
1,140		Compass Minerals International, Inc.	55,575
6,000		Teck Resources Ltd.	62,520
		TOTAL	118,095
		TOTAL MATERIALS	380,008
		REAL ESTATE—3.8%
		Equity Real Estate Investment Trusts (REITs)—3.8%
1,805		Gaming and Leisure Properties, Inc.	62,453
		UTILITIES—9.8%
		Electric Utilities—3.6%
1,825		NRG Energy, Inc.	59,422
		Gas Utilities—3.4%
3,912		Suburban Propane Partners LP	55,942
		Independent Power and Renewable Electricity Producers—2.8%
2,545		Vistra Energy Corp.	47,388
		TOTAL UTILITIES	162,752
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,098,694)	1,664,757
		INVESTMENT COMPANY—1.7%
28,009		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[2] (IDENTIFIED COST $28,028)	28,028
		TOTAL INVESTMENT IN SECURITIES—102.4% (IDENTIFIED COST $2,126,722)	1,692,785
		OTHER ASSETS AND LIABILITIES - NET—(2.4)%[3]	(40,173)
		TOTAL NET ASSETS—100%	$1,652,612
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2020, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2019	82,708
Purchases/Additions	495,164
Sales/Reductions	(549,863)
Balance of Shares Held 6/30/2020	28,009
Value	$28,028
Change in Unrealized Appreciation/Depreciation	$3
Net Realized Gain/(Loss)	$11
Dividend Income	$540
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At June 30, 2020, all investments of the Fund utilized Level 1 inputs, in valuing the Fund’s assets carried at fair value.
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